Document And Entity Information	Oct. 30, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 30, 2022
Entity Registrant Name	Quanergy Systems, Inc.
Entity Central Index Key	0001794621
Entity Emerging Growth Company	true
Securities Act File Number	001-39222
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	433 LAKESIDE DRIVE
Entity Address, City or Town	SUNNYVALE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	408
Local Phone Number	245-9500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	Quanergy Systems, Inc., a Delaware corporation (the “Company”), is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission on November 2, 2022 (“Original Filing”) solely to include Exhibit 104 in Item 9.01 (d), which was inadvertently omitted in the Original Filing. No other changes have been made to the Original Filing.
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGY
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable for One Share of Common Stock at an Exercise Price of 230.00 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	QNGY WS
Security Exchange Name	NYSE